Use of judgements and estimates	12 Months Ended
Dec. 31, 2025
Use of judgements and estimates
Use of judgements and estimates

4.Use of judgements and estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are accounted for prospectively.

The key sources of estimation uncertainty that have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities are discussed below:

4.Use of judgements and estimates cont’d

Intangible assets

The Company estimates the useful lives of intangible assets from the date they are available for use in the manner intended by management and periodically reviews the useful lives to reflect management’s intent about developing and commercializing the assets.

Government assistance

Management considers the reasonableness of whether the Company has met the requirements of the approved government assistance and whether there is reasonable assurance that the amount will be received. Government assistance can be subject to audits so the amounts received may differ from the amounts recorded.

Warrant derivative

The Company estimates fair value of the warrant derivative at initial measurement, at each exercise date and at each reporting period. This estimate requires determining the most appropriate inputs to the valuation model including the expected life, share price volatility, and dividend yield, and making assumptions about them. The assumptions and inputs used for estimating fair value of the warrant derivative are disclosed in Note 15.

Valuation of stock-based compensation, retention securities and warrants

Management measures the costs for stock-based compensation, retention securities and warrants using market-based option valuation techniques. Assumptions are made and estimates are used in applying the valuation techniques. These include estimating the future volatility of the share price, expected dividend yield, expected risk-free interest rate, future employee turnover rates, and expected term. Such estimates and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of stock-based compensation and warrants.

Functional currency

Management considers the determination of the functional currency of the Company a significant judgement. Management has used its judgement to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions and considered various factors including the currency of historical and future expenditures and the currency in which funds from financing activities are generated. A Company’s functional currency is only changed when there is a material change in the underlying transactions, events and conditions.

Going concern

The Company’s assessment of its ability to continue as a going concern requires judgments about whether there are events or conditions that may cast significant doubt about the Company’s ability to continue as a going concern. Management has determined that the use of the going concern basis of accounting is appropriate as disclosed in Note 2(b).